Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) [Line Items]
Concentration of credit risk percentage	10.00%	10.00%
Additions of impairment loss allowance	$ 2,673
Additions of reversal impairment loss allowance		$ 818	$ 1,915
Impairment losses related to related parties	$ 195
Percentage of increase and decrease in the U.S. dollar	10.00%
Change in exchange rates, percenatage.	10.00%
Interest at a variable rate	$ 102,799
Interest at available rate percentage	35.95%
Bears interest (in Shares)		87,421
Variable rate, percentage		34.50%
Interest rate Spread	1.00%
Decreased profit before tax	$ 1,028	$ 875
Profit before tax, percentage	1.00%
Borrowings	$ 139,155
Debt renegotiations	19,000
Syndicated balance	38,626
Level 1 [Member]
Financial Instruments (Details) [Line Items]
Fair value of the exhibited figures	9,200	16,000
Level 3 [Member]
Financial Instruments (Details) [Line Items]
Fair value of the exhibited figures	$ 41,780	$ 108,971
Bottom of range [Member]
Financial Instruments (Details) [Line Items]
Receivable concentration	5.00%